Business Combinations - Summary of Total Allocation of Purchase Consideration Recorded in Balance Sheet as of Acquisition Date (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allocation of purchase price:
Goodwill	$ 5,717	$ 5,717	$ 5,717
Veritas LLC [Member]
Business Acquisition [Line Items]
Purchase price		10,000
Allocation of purchase price:
Other current assets		297
Fixed assets		16
Intangible assets		4,299
Other assets		152
Total assets		4,764
Accounts payable and accrued expenses		481
Net assets required		4,283
Goodwill		$ 5,717